Interest in Other Entities (Details) - Detail 6 ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									12 Months Ended
	Dec. 06, 2023 USD ($)	Sep. 05, 2023 USD ($)	May 17, 2023 USD ($)	Oct. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 30, 2021 $ / shares shares	Feb. 04, 2021 USD ($)	Feb. 04, 2021 ILS (₪)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2023 ILS (₪)	Mar. 30, 2021 ₪ / shares
Interest in Other Entities (Details) - Detail 6 [Line Items]
Loaned safee amount									$ 250	₪ 74
Consisting of amount									100	30
Assigning to safee amount									59	200
Consideration amount	$ 250	$ 764	$ 5,700	$ 2,000	$ 1,333				1,250
Eventer recorded an expense									$ 29	₪ 100
Loans									10.00%	10.00%
Development fees							$ 1,500	₪ 4,280
Revenue earned percentge							8.00%	8.00%	10.00%	10.00%
Fair value amount									$ 660
Debt amount									1,062	₪ 3,862
Advertising right									402
Exercise of warrants													$ 17,336
Impairment loss									1,812
Deferred offering costs													470
Invested an initial amount									473						₪ 1,668
Expenses									$ 35	127	124	₪ 418	347	₪ 1,123
Purchase shares (in Shares) | shares						29,944
Exercise price per share | $ / shares									$ 14.14
Grant estimated amount									$ 473	1,668
Eventer [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Loaned safee amount									89	300
Consideration amount									59	200
Impairment loss									1,304
Shrem Zilberman Group Ltd [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Exercise of warrants									480
Share based compensation grants [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Exercise price per share | ₪ / shares																₪ 0.001
Share based compensation grants [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Expenses									$ 35	₪ 127	$ 124	₪ 418	$ 347	₪ 1,123
Purchase shares (in Shares) | shares						29,944
Share based compensation grants [Member] | Chief Executive Officer (CEO) [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Purchase shares (in Shares) | shares						29,944
Exercise price per share (in Dollars per share) | $ / shares						$ 0.001
Safee will be entitled to receive [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Repayment loan interest rate percentage									43.30%	43.30%
Eventer will be entitled to receive [Member]
Interest in Other Entities (Details) - Detail 6 [Line Items]
Repayment loan interest rate percentage									28.35%	28.35%